Offerings	Nov. 04, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, reserved for issuance pursuant to the Amended and Restated 2021 Omnibus Equity Incentive Plan
Amount Registered | shares	308,180
Proposed Maximum Offering Price per Unit	2.24
Maximum Aggregate Offering Price	$ 690,323.20
Fee Rate	0.01381%
Amount of Registration Fee	$ 95.33
Offering Note	A. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock, par value $0.0001 per share (“Common Stock”), of Myseum, Inc. (the “Registrant”) that become issuable under the Registrant’s Amended and Restated 2021 Omnibus Equity Incentive Plan (the “Plan”), by reason of any stock dividend, stock split, recapitalization or other similar transaction that increases the number of the outstanding shares of the Registrant’s Common Stock. In addition, pursuant to Rule 416(c) under the Securities Act, this Registration Statement shall also cover an indeterminate amount of interests to be offered or sold pursuant to the employee benefit plan described herein.

B. Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(c) and (h) of the Securities Act based on the average of the high and low prices of the Registrant’s Common Stock as reported on The Nasdaq Capital Market LLC on November 7, 2025, which date is within five business days prior to the filing of this Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share, reserved for issuance pursuant to the Amended and Restated 2021 Omnibus Equity Incentive Plan
Amount Registered | shares	691,820
Proposed Maximum Offering Price per Unit	23.94
Maximum Aggregate Offering Price	$ 16,562,170.80
Fee Rate	0.01381%
Amount of Registration Fee	$ 2,287.24
Offering Note	Estimated in accordance with Rule 457(h) solely for the purpose of calculating the registration fee on the basis of $23.94 per share, the weighted-average exercise price of stock options outstanding as of the date of this Registration Statement.